Note 5 - Related Party Transactions	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related Party Transactions

Details of the Company’s transactions with related parties did not
change in the
three
-month period ended
March 31, 2020
and are discussed in Note
7
of the Company’s consolidated financial statements for the year ended
December 31, 2019,
included in the
2019
Annual Report.

The Company’s vessel owning companies are parties to management agreements with the Management Company which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro
685
for both the
three
months ended
March 31, 2019
and
2020
under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Companies amounted to
$776,292
and
$1,328,822
in the
three
-month periods ended
March 31, 2019
and
2020,
respectively.
The MMA was further renewed on
January 1, 2018
for an additional
five
-year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro
685
for the year
2020
and will be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For the three
months ended
March 31, 2019
and
March 31, 2020,
compensation paid to the Management Company for such additional services to the Company was
$312,500
and
$500,000,
respectively. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of operations.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of
December 31, 2019
and
March 31, 2020,
the amount due to related company was
$795,562
and
$2,663,367,
respectively.

Euroseas Ltd. and Subsidiaries
Notes to Unaudited Condensed Consolidated Financial Statements
(All amounts expressed in U.S. Dollars)

5.	Related Party Transactions - continued

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. Commissions to Eurochart S.A. for chartering services were
$109,112
and
$201,642
for the
three
-month periods ended
March 31, 2019
and
2020,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$16,732
and
$32,614
in the
first
three
months of
2019,
respectively. In the
first
three
months of
2020,
total fees charged by Sentinel and Technomar were
$11,687
and
$58,350,
respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses” in the accompanying unaudited condensed consolidated statements of operations.

On
September 30, 2019,
the Company reached an agreement with a related party, Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a
$2.5
million loan to finance the special survey and Water Ballast Treatment system installation on M/V “Akinada Bridge”. On
November 1, 2019,
the Company entered into a
second
agreement with Colby Trading Ltd., to draw another
$2.5
million loan to finance working capital needs. The interest rate applied on both agreements is
8%
per annum. Interest expense charged for the
three
-month period ended
March 31, 2020
amounts to
$99,726
and is included in “Interest and other financing costs” in the unaudited condensed consolidated statement of operations. Interest on the loans is payable quarterly.